Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2022
Statement of Other Comprehensive Income [Abstract]
Comprehensive Income (Loss)
The following tables present a reconciliation of the changes in the components of other comprehensive income (loss) for the dates indicated including the amount of income tax benefit (expense) allocated to each component of other comprehensive (loss) income:

	For the Year Ended December 31, 2022
	Pre Tax Amount	Tax Benefit (Expense)	After Tax Amount
	(In thousands)
Unrealized losses on securities available for sale:
Change in fair value of securities available for sale	$(1,061,859)	$238,005	$(823,854)
Less: reclassification adjustment for losses included in net income	(3,157)	873	(2,284)
Net change in fair value of securities available for sale	(1,058,702)	237,132	(821,570)
Unrealized losses on cash flow hedges:
Change in fair value of cash flow hedges(1)	(69,010)	18,377	(50,633)
Less: net cash flow hedge gains reclassified into interest income(1)	9,580	(2,693)	6,887
Net change in fair value of cash flow hedges	(78,590)	21,070	(57,520)
Defined benefit pension plans:
Change in actuarial net loss	6,323	(1,777)	4,546
Less: amortization of actuarial net loss	(11,032)	3,101	(7,931)
Less: Defined Benefit Plan settlement loss	(12,045)	3,386	(8,659)
Less: net accretion of prior service credit	11,882	(3,340)	8,542
Net change in other comprehensive income for defined benefit pension plans	17,518	(4,924)	12,594
Total other comprehensive loss	$(1,119,774)	$253,278	$(866,496)

	For the Year Ended December 31, 2021
	Pre Tax Amount	Tax Benefit (Expense)	After Tax Amount
	(In thousands)
Unrealized (losses) gains on securities available for sale:
Change in fair value of securities available for sale	$(133,466)	$30,117	$(103,349)
Less: reclassification adjustment for gains included in net income	1,166	(257)	909
Net change in fair value of securities available for sale	(134,632)	30,374	(104,258)
Unrealized gains on cash flow hedges:
Change in fair value of cash flow hedges(1)	—	—	—
Less: net cash flow hedge gains reclassified into interest income(1)	31,234	(8,780)	22,454
Net change in fair value of cash flow hedges	(31,234)	8,780	(22,454)
Defined benefit pension plans:
Change in actuarial net gain	19,243	(5,409)	13,834
Less: amortization of actuarial net loss	(13,400)	3,767	(9,633)
Plan amendment - Century acquisition lump sum distribution option	1,106	(311)	795
Less: net accretion of prior service credit	11,796	(3,316)	8,480
Net change in other comprehensive income for defined benefit pension plans	21,953	(6,171)	15,782
Total other comprehensive loss	$(143,913)	$32,983	$(110,930)

	For the Year Ended December 31, 2020
	Pre Tax Amount	Tax (Expense) Benefit	After Tax Amount
	(Dollars in thousands)
Unrealized gains on securities available for sale:
Change in fair value of securities available for sale	$30,926	$(6,828)	$24,098
Less: reclassification adjustment for gains included in net income	288	(64)	224
Net change in fair value of securities available for sale	30,638	(6,764)	23,874
Unrealized gains (losses) on cash flow hedges:
Change in fair value of cash flow hedges(1)	46,871	(13,175)	33,696
Less: net cash flow hedge gains reclassified into interest income(1)	27,131	(7,626)	19,505
Net change in fair value of cash flow hedges	19,740	(5,549)	14,191
Defined benefit pension plans:
Change in actuarial net gain	(58,811)	16,532	(42,279)
Less: amortization of actuarial net loss	(10,787)	3,033	(7,754)
Plan amendment - prior service credit	133,439	(37,510)	95,929
Less: net accretion of prior service credit	1,931	(543)	1,388
Net change in other comprehensive income for defined benefit pension plans	83,484	(23,468)	60,016
Total other comprehensive income	$133,862	$(35,781)	$98,081
(1)Includes amortization of $7.3 million, $22.5 million, and $11.4 million for the years ended December 31, 2022, 2021, and 2020, respectively, of the remaining balance of realized but unrecognized gains, net of tax, from the termination of interest rate swaps. The total realized gain of $41.2 million, net of tax, will be recognized in earnings through January 2023. The balance of this gain had amortized to less than $0.1 million, $7.4 million, and $29.8 million, net of tax, at December 31, 2022, December 31, 2021, and December 31, 2020, respectively.

Schedule of Accumulated Other Comprehensive Income (Loss)
The following table illustrates the changes in the balances of each component of accumulated other comprehensive income (loss), net of tax:

	Unrealized (Losses) and Gains on Available for Sale Securities	Unrealized (Losses) and Gains on Cash Flow Hedges	Defined Benefit Pension Plans	Total
	(In thousands)
Beginning balance: January 1, 2020	$21,798	$15,624	$(81,269)	$(43,847)
Other comprehensive income before reclassifications	24,098	33,696	53,650	111,444
Less: Amounts reclassified from accumulated other comprehensive income	224	19,505	(6,366)	13,363
Net current-period other comprehensive income	23,874	14,191	60,016	98,081
Ending balance: December 31, 2020	$45,672	$29,815	$(21,253)	$54,234
Other comprehensive (loss) income before reclassifications	(103,349)	—	14,629	(88,720)
Less: Amounts reclassified from accumulated other comprehensive income	909	22,454	(1,153)	22,210
Net current-period other comprehensive (loss) income	(104,258)	(22,454)	15,782	(110,930)
Ending balance: December 31, 2021	$(58,586)	$7,361	$(5,471)	$(56,696)
Other comprehensive (loss) income before reclassifications	(823,854)	(50,633)	4,546	(869,941)
Less: Amounts reclassified from accumulated other comprehensive income	(2,284)	6,887	(8,048)	(3,445)
Net current-period other comprehensive (loss) income	(821,570)	(57,520)	12,594	(866,496)
Ending balance: December 31, 2022	$(880,156)	$(50,159)	$7,123	$(923,192)

The following table illustrates the significant amounts reclassified out of each component of accumulated other comprehensive (loss)/income, net of tax:

	Year Ended December 31,
Details about Accumulated Other Comprehensive (Loss)/Income Components	2022	2021	2020	Affected Line Item in the Statement Where Net Income is Presented
	(In thousands)
Unrealized (losses) and gains on available-for-sale securities	$(3,157)	$1,166	$288	(Losses) gains on sales of securities available for sale, net
	(3,157)	1,166	288	Total before tax
	873	(257)	(64)	Tax benefit or (expense)
	$(2,284)	$909	$224	Net of tax
Unrealized gains on cash flow hedges	$9,580	$31,234	$27,131	Interest income
	9,580	31,234	27,131	Total before tax
	(2,693)	(8,780)	(7,626)	Tax expense
	$6,887	$22,454	$19,505	Net of tax
Amortization of defined benefit pension items	$(23,077)	$(13,400)	$(10,787)	Net periodic pension cost - see Note 17
Accretion of prior service credit	11,882	11,796	1,931	Net periodic pension cost - see Note 17
	(11,195)	(1,604)	(8,856)	Total before tax
	3,147	451	2,490	Tax benefit
	$(8,048)	$(1,153)	$(6,366)	Net of tax
Total reclassifications for the period	$(3,445)	$22,210	$13,363